FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT (Narrative) (Details)	Sep. 30, 2022 AUD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2019 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 11,627,913		$ 19,760,015	$ 799,929	$ 79,991
Prepaids		164,429		168,207
Current liabilities		1,472,489		$ 638,573
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 11,627,913
Foreign exchange risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 27,123		$ 862,731
Trade receivables	42,000		30,102
Prepaids	13,417		116,276
Current liabilities	$ 215,218		$ 785,439
Percentage of foreign currency fluctuation in US and Australia dollar against Canadian dollar	10.00%	10.00%	10.00%
Foreign currency fluctuation impact on net comprehensive loss		$ 19,000
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		11,627,913
Current liabilities		$ 1,472,489